Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 23,705	$ 17,688
Federal funds sold and interest-bearing deposits	70,487	64,886
Cash and cash equivalents	94,192	82,574
Securities:
Securities available for sale	89,538	88,765
Securities held to maturity (fair value of $22,741 and $19,879 in 2012 and 2011, respectively)	21,515	18,771
Total securities	111,053	107,536
Loans:
SBA loans held for sale	6,937	7,668
SBA loans held to maturity	58,593	64,175
SBA 504 loans	41,438	55,108
Commercial loans	301,564	283,104
Residential mortgage loans	132,094	134,090
Consumer loans	46,410	48,447
Total loans	587,036	592,592
Allowance for loan losses	(14,758)	(16,348)
Net loans	572,278	576,244
Premises and equipment, net	12,062	11,350
Bank owned life insurance ("BOLI")	9,402	9,107
Deferred tax assets	5,954	6,878
Federal Home Loan Bank stock	3,989	4,088
Accrued interest receivable	3,298	3,703
Other real estate owned ("OREO")	1,826	3,032
Prepaid FDIC insurance	1,929	2,545
Goodwill and other intangibles	1,516	1,530
Other assets	2,231	2,259
Total assets	819,730	810,846
Liabilities:
Deposits: Noninterest-bearing demand deposits	114,424	101,193
Deposits: Interest-bearing demand deposits	114,838	104,749
Deposits: Savings deposits	294,533	278,603
Deposits: Time deposits, under $100,000	76,994	102,809
Deposits: Time deposits, $100,000 and over	47,971	56,617
Total deposits	648,760	643,971
Borrowed funds	75,000	75,000
Subordinated debentures	15,465	15,465
Accrued interest payable	434	523
Accrued expenses and other liabilities	2,561	2,329
Total liabilities	742,220	737,288
Commitments and contingencies (Note 11)
Shareholders' equity:
Cumulative perpetual preferred stock, Series B, $1 liquidation preference per share, 500 shares authorized, 21 shares issued and outstanding in 2012 and 2011	20,115	19,545
Common stock, no par value, 12,500 shares authorized, 7,534 shares issued and outstanding in 2012; 7,459 shares issued and outstanding in 2011	54,274	53,746
Retained earnings (deficit)	1,788	(854)
Accumulated other comprehensive income	1,333	1,121
Total shareholders' equity	77,510	73,558
Total liabilities and shareholders' equity	$ 819,730	$ 810,846